FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check one only):            [ ] is a restatement
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Water Island Capital, LLC
Address:  41 Madison Avenue
          New York, New York 10010

Form 13F File Number: 28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Hemberger
Title:  Chief Compliance Officer
Phone:  (212) 584-2367

Signature, Place, and Date of Signing:

/s/   Matthew Hemberger          New York, New York           10/5/2010
----------------------------     -------------------------    ----------
[Signature]                      [City, State]                [Date]

Report Type:    (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 71

Form 13F Information Table Value Total:        $ 1,363,034
                                                (thousands)

List of Other Included Managers:
                                        NONE

                                                  FAIR MARKET  SHARES OR                                            VOTING AUTHORITY
                        TITLE OF       CUSIP      VALUE        PRINCIPAL  SH/  PUT/  INVESTMENT    OTHER            ----------------
NAME OF ISSUER          CLASS          NUMBER     (000'S)      AMOUNT     PRN  CALL  DISCRETION    MANAGERS  SOLE   SHARED    NONE
--------------          --------       ------     -----------  ---------  ---  ----  ----------    --------  ----   ------    -----
ALCON INC               COM SHS        H01301102     62524       374869   SH         SOLE                    374869
ALCON INC               COM SHS        H01301102        29          549   SH    PUT  SOLE                       549
ALCON INC               COM SHS        H01301102       367          998   SH    PUT  SOLE                       998
TTI TEAM TELECOM
 INTL LTD               COM            M88258104      1954       671582   SH         SOLE                    671582
A D C
 TELECOMMUNICATIONS     COM NEW        000886309     61083      4821043   SH         SOLE                   4821043
ATC TECHNOLOGY CORP     COM            00211W104      3991       161333   SH         SOLE                    161333
AIRGAS INC              COM            009363102     35357       520343   SH         SOLE                    520343
AIRGAS INC              COM            009363102         2          100   SH    PUT  SOLE                       100
ALBERTO CULVER CO NEW   COM            013078100      2154        57200   SH         SOLE                     57200
ALLEGHENY ENERGY INC    COM            017361106     43761      1784717   SH         SOLE                   1784717
ALLIED DEFENSE GROUP    COM            019118108      2001       830213   SH         SOLE                    830213
AMERICAN OIL & GAS
 INC NEW                COM            028723104     30242      3733586   SH         SOLE                   3733586
AMERICAN PHYSICIANS
 SVC GROUP              COM            028882108     11928       368709   SH         SOLE                    368709
AMERICAN PHYSICIANS
 CAPITAL                COM            028884104     29789       718499   SH         SOLE                    718499
AMERICREDIT CORP        COM            03060R101     76905      3144108   SH         SOLE                   3144108
ARCSIGHT INC            COM            039666102     17160       393933   SH         SOLE                    393933
AVIS BUDGET GROUP       COM            053774105       104         1541   SH    CALL SOLE                      1541
BURGER KING HLDGS INC   COM            121208201     38156      1597840   SH         SOLE                   1597840
CELLU TISSUE HLDGS INC  COM            151169109     19863      1664927   SH         SOLE                   1664927
CELLDEX THERAPEUTICS
 INC NEW                COM            15117B103       545       136168   SH         SOLE                    136168
CELLDEX THERAPEUTICS
 INC NEW                COM            15117B103         1           50   SH    PUT  SOLE                        50
COCA COLA ENTERPRISES
 INC                    COM            191219104     27619       890946   SH         SOLE                    890946
COCA COLA ENTERPRISES
 INC                    COM            191219104        24         1597   SH    PUT  SOLE                      1597
COCA COLA ENTERPRISES
 INC                    COM            191219104         5          450   SH    PUT  SOLE                       450
COGENT INC              COM            19239Y108     11401      1071535   SH         SOLE                   1071535
CPI INTERNATIONAL INC   COM            12618M100      1272        90832   SH         SOLE                     90832
DIAMOND MGMT &
 TECHNOLOGY INC         COM            25269L106     20205      1616405   SH         SOLE                   1616405
DIVX INC                COM            255413106     13499      1416501   SH         SOLE                   1416501
DOLLAR THRIFTY
 AUTOMOTIVE GP          COM            256743105     45518       907811   SH         SOLE                    907811
DOLLAR THRIFTY
 AUTOMOTIVE GP          COM            256743105         1          100   SH    PUT  SOLE                       100
DYNEGY INC DEL          COM            26817G300      6458      1326094   SH         SOLE                   1326094
ENTERPERISE GP HLDGS
 L P                    UNIT LP INT    293716106      1188        20227   SH         SOLE                     20227
GENZYME CORP            COM            372917104     31313       442339   SH         SOLE                   1496158
GENZYME CORP            COM            372917104      1011         3709   SH    PUT  SOLE                   1496158
HEALTH GRADES INC       COM            42218Q102     17440      2129436   SH         SOLE                   2129436
HEWITT ASSOCS INC       COM            42822Q100    101687      2013220   SH         SOLE                   2013220
ICX TECHNOLOGIES INC    COM            44934T105      1609       213110   SH         SOLE                    213110
INTERNET BRANDS INC     COM CLASS A    460608102     23916      1800911   SH         SOLE                   1800911
KEITHLY INSTRS INC      COM            487584104     15806       734843   SH         SOLE                    734843
L-1 IDENTITY SOLUTIONS
 INC                    COM            50212A106     39855      3397711   SH         SOLE                   3397711
LSB CORP                COM            50215P100      7677       367334   SH         SOLE                    367334
MARINER ENERGY INC      COM            56845T305    102191      4217544   SH         SOLE                   4217544
MCAFEE INC              COM            579064106     54322      1149421   SH         SOLE                   1149421
MICROTUNE INC DEL       COM            59514P109      8507      2933531   SH         SOLE                   2933531
MIRANT CORP NEW         COM            60467R100     20654      2073662   SH         SOLE                   2073662
NBTY INC                COM            628782104     83278      1514704   SH         SOLE                   1514704
NYMAGIC INC             COM            629484106     11902       463643   SH         SOLE                    463643
NIGHTHAWK RADIOLOGY
 HLDGS IN               COM            65411N105     15274      2393967   SH         SOLE                   2393967
NU HORIZONS ELECTRS
 CORP                   COM            669908105      5388       775263   SH         SOLE                    775263
OMNI ENERGY SERVICES    COM NEW        68210T208      2462       901720   SH         SOLE                    901720
OSTEOTECH INC           COM            688582105     13527      2093918   SH         SOLE                   2093918
PACTIV CORP             COM            695257105     62757      1902867   SH         SOLE                   1902867
PACTIV CORP             COM            695257105        16         1254   SH    PUT  SOLE                      1254
PHOENIX TECHNOLOGY LTD  COM            719153108      1501       384883   SH         SOLE                    384883
PORTEC RAIL PRODS INC   COM            736212101      7158       616030   SH         SOLE                    616030
POTASH CORP SASK INC    COM            73755L107     26915       186855   SH         SOLE                    186855
POTASH CORP SASK INC    COM            73755L107       344          724   SH    CALL SOLE                       724
POTASH CORP SASK INC    COM            73755L107      1901          814   SH    PUT  SOLE                       814
PROSPECT MEDICAL
 HOLDINGS IN            COM            743494106      3635       427685   SH         SOLE                    427685
PSYCHIATRIC SOLUTIONS
 INC                    COM            74439H108     69293      2065356   SH         SOLE                   2065356
RES-CARE INC            COM            760943100     11222       845689   SH         SOLE                    845689
SPDR S&P 500 ETF TR     TR UNIT        78462F103         1           75   SH    PUT  SOLE                        75
SPDR S&P 500 ETF TR     TR UNIT        78462F103         1           25   SH    PUT  SOLE                        25
SALARY COM INC          COM            794006106      6353      1562911   SH         SOLE                   1562911
SANDRIDGE ENERGY INC    COM            80007P307       243        42700   SH         SOLE                     42700
TERRA NOVA RTY CORP     COM            88102D103      2237       299806   SH         SOLE                    299806
TRUBIOB PHARMACEUTICALS
 INC                    COM            89778N102      2709       595405   SH         SOLE                    595405
UNICA CORP              COM            904583101     23229      1107215   SH         SOLE                   1107215
WUXI PHARMATECH
 CAYMAN INC             SPONS ADR SHS  929352102      1484        86474   SH         SOLE                     86474
ZYGO CORP               COM            989855101       538        54928   SH         SOLE                     54928
ZYMOGENETICS INC        COM            98985T109     18572      1904806   SH         SOLE                   1904806